UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended March 31, 2007

Check here if Amendment (  );	Amendment Number:
This Amendment (Check only one.):	( ) is a restatement.
					( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Capital Investment Services of America, Inc.
Address:	700 N. Water Street
		Suite 325
		Milwaukee, Wisconsin  53202

13F File Number: 28-1931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert W. Stroshine
Title:	Principal
Phone:	414-278-7744
Signature, Place, and Date of Signing:
Robert W. Stroshine  Milwaukee, Wisconsin  April 9, 2007

Report Type (Check only one.):
(X) 13F Holdings Report.
( ) 13F Notice.
( ) 13F Combination Report.

Form 13F Summary Page

Report Summary:

Form 13F Information Table Entry Total:	52

Form 13F Information Table Value Total:	$488,587

Number of Other Included Managers:	0

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

ABBOTT LABS.                   com              002824100      292  5230.00 SH       SOLE                  5230.00
AFLAC INC                      com              001055102    13809 293441.21SH       SOLE                293441.21
ALBERTO CULVER CO              com              013078100     7027 307125.00SH       SOLE                307125.00
AMERICAN INTL GROUP            com              026874107    17292 257244.00SH       SOLE                257244.00
AMGEN INC                      com              031162100     8375 149877.00SH       SOLE                149877.00
APOLLO GROUP INC               com              037604105     9920 225966.00SH       SOLE                225966.00
AUTOMATIC DATA PROCESSING      com              053015103    20059 414452.00SH       SOLE                414452.00
BANK OF AMERICA CORP           com              060505104      270  5286.00 SH       SOLE                  5286.00
BERKSHIRE HATHAWAY CL B        com              846702074      411   113.00 SH       SOLE                   113.00
BROADRIDGE FINANCIAL SOLUTIONS com              11133t103     2032 103611.00SH       SOLE                103611.00
CARDINAL HEALTH INC            com              14149Y108    10878 149122.09SH       SOLE                149122.09
CINTAS CORPORATION             com              172908105    15987 442863.00SH       SOLE                442863.00
CISCO SYSTEMS INC              com              17275R102    10232 400780.00SH       SOLE                400780.00
CITIGROUP INC                  com              172967101    15034 292825.04SH       SOLE                292825.04
CORPORATE EXECUTIVE BOARD      com              21988R102    10035 132115.00SH       SOLE                132115.00
CROSSTEX ENERGY L P            com              22765u102      360 10000.00 SH       SOLE                 10000.00
DANAHER CORP                   com              235851102    16916 236758.13SH       SOLE                236758.13
DNP SELECT INCOME FUND         com              23325p104      270 24000.00 SH       SOLE                 24000.00
ECOLAB INC                     com              278865100     9966 231756.00SH       SOLE                231756.00
EXXON MOBIL CORP               com              30231g102      966 12799.00 SH       SOLE                 12799.00
FIRST DATA CORP                com              319963104     9676 359718.69SH       SOLE                359718.69
FISERV INC                     com              337738108    21948 413650.00SH       SOLE                413650.00
GENERAL ELECTRIC CO            com              369604103    18256 516303.00SH       SOLE                516303.00
HARLEY DAVIDSON INC            com              412822108     6971 118654.00SH       SOLE                118654.00
ILLINOIS TOOL WORKS            com              452308109    17200 333339.00SH       SOLE                333339.00
INTEL CORP                     com              458140100      286 14964.00 SH       SOLE                 14964.00
JOHNSON & JOHNSON              com              478160104    16086 266940.00SH       SOLE                266940.00
KIMBERLY CLARK CORP            com              494368103      222  3242.00 SH       SOLE                  3242.00
MARSHALL & ILSLEY CORP         com              571834100      638 13784.00 SH       SOLE                 13784.00
MEDTRONIC INC                  com              585055106    23505 479110.00SH       SOLE                479110.00
MICROSOFT CORP                 com              594918104    14444 518281.00SH       SOLE                518281.00
NORTHERN TRUST CORP            com              665859104    15902 264424.00SH       SOLE                264424.00
OMNICOM GROUP INC              com              681919106    17928 175115.00SH       SOLE                175115.00
PATTERSON COMPANIES            com              703395103    13858 390473.00SH       SOLE                390473.00
PAYCHEX INC                    com              704326107    19942 526588.00SH       SOLE                526588.00
PEPSICO INC                    com              713448108      231  3630.00 SH       SOLE                  3630.00
PFIZER INC                     com              717081103     4938 195490.00SH       SOLE                195490.00
PROCTER & GAMBLE CO            com              742718109    13335 211127.00SH       SOLE                211127.00
STERICYCLE INC                 com              858912108    13495 165583.00SH       SOLE                165583.00
STRATASYS INC                  com              862685104     8923 208875.00SH       SOLE                208875.00
STRYKER CORP                   com              863667101     7630 115045.00SH       SOLE                115045.00
SYSCO CORPORATION              com              871829107    18784 555239.00SH       SOLE                555239.00
TARGET CORP                    com              87612E106    14148 238738.00SH       SOLE                238738.00
TETON ENERGY CORP              com              881628101       49 10000.00 SH       SOLE                 10000.00
TORCHMARK CORP                 com              891027104      218  3330.00 SH       SOLE                  3330.00
WALGREEN COMPANY               com              931422109    19213 418672.00SH       SOLE                418672.00
WELLS FARGO & CO               com              949746101    11616 337371.74SH       SOLE                337371.74
WESTERN UNION CO               com              959802109     7851 357683.69SH       SOLE                357683.69
WYETH                          com              983024100      230  4600.00 SH       SOLE                  4600.00